INTERCOMPANY NOTES PAYABLE	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
INTERCOMPANY NOTES PAYABLE
INTERCOMPANY NOTES PAYABLE
During 2013, PBF LLC, and its wholly-owned subsidiary, PBF Holding, entered into notes payables with PBF Energy. As of December 31, 2017 and 2016, PBF LLC had outstanding notes payable with PBF Energy for an aggregate principal amount of $292,844 and $190,093, respectively. In the first quarter of 2017, PBF LLC converted the full amount of outstanding affiliate notes payable from PBF Holding of $86,298 to a capital contribution. Therefore, as of December 31, 2017, PBF Holding had 0 outstanding affiliate notes payable with PBF Energy ($86,298 outstanding as of December 31, 2016). The notes have an interest rate of 2.5% and a 5-year term but may be prepaid in whole or in part at any time, at the option of the payor without penalty or premium.